Share capital, share premium and shares held in treasury (Tables)	12 Months Ended
Dec. 31, 2023
Share capital and shares held in treasury
Summary of called up share capital issued and fully paid

RELX PLC

CALLED UP SHARE CAPITAL – ORDINARY SHARES OF UK 14 ⁵¹/₁₁₆ PENCE EACH ALLOTTED, ISSUED AND FULLY PAID	No. of shares	2022 £m	No. of shares	2023 £m
At start of year	1,984,961,632	286	1,934,880,088	279
Issue of ordinary shares	1,918,456	-	3,027,517	-
Cancellation of ordinary shares	(52,000,000)	(7)	(31,000,000)	(4)
At end of year	1,934,880,088	279	1,906,907,605	275

Summary of share capital

NUMBER OF ORDINARY SHARES	Year ended 31 December
	2022 Shares in issue net of treasury shares* (millions)	Shares in issue (millions)	Treasury shares (millions)	2023 Shares in issue net of treasury shares* (millions)
RELX PLC
At start of year	1,929.4	1,934.9	(25.4)	1,909.5
Issue of ordinary shares	1.9	3.0	-	3.0
Repurchase of ordinary shares	(21.7)	-	(30.9)	(30.9)
Net purchase of shares by the Employee Benefit Trust	(0.1)	-	(0.1)	(0.1)
Cancellation of ordinary shares	-	(31.0)	31.0	-
At end of year	1,909.5	1,906.9	(25.4)	1,881.5